Equity - Additional Information (Detail)	1 Months Ended	3 Months Ended	6 Months Ended		12 Months Ended
	Jan. 31, 2024 USD ($) shares	Mar. 31, 2022 USD ($)	Jun. 30, 2023 EUR (€) € / shares	Jun. 30, 2023 USD ($) $ / shares	Dec. 31, 2024 EUR (€) € / shares shares	Dec. 31, 2024 EUR (€) $ / shares € / shares shares	Dec. 31, 2023 EUR (€) € / shares shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 EUR (€) € / shares shares	Dec. 31, 2024 $ / shares	Feb. 05, 2021 € / shares shares	Feb. 04, 2021 € / shares
Disclosure of classes of share capital [line items]
Authorized share capital | €					€ 14,100,000	€ 14,100,000	€ 14,100,000		€ 14,100,000
Nominal value per share | (per share)			€ 0.12		€ 0.12	€ 0.12	€ 0.12		€ 0.12	$ 24
Number of shares issued and fully paid					54,379,491	54,379,491	52,290,212		33,816,459
Share capital | €					€ 6,525,539	€ 6,525,539	€ 6,274,833		€ 4,100,000
Proceeds from sales | $		$ 350,000,000
Sale of ordinary share | €					€ 12,609		342,558,848		€ 9,535,473
Proceeds from issue of ordinary shares							€ 9,300,000	$ 9,800,000
Par value per share difference | $ / shares						€ 0.01
Voting rights description					one vote per share.
Shares sold at the public offering price | (per share)			€ 0.12		€ 0.12	€ 0.12	€ 0.12		€ 0.12	24
Purchase price per share | $ / shares				$ 10.07
Proceeds from exercise of pre-funded warrants | $	$ 10,000.00
Issuance of ordinary shares	1,375,000
Leerink Partners [member]
Disclosure of classes of share capital [line items]
Payments for share issue costs							€ 300,000	300,000
Morgan Stanley & Co. LLC and Leerink Partners LLC [member]
Disclosure of classes of share capital [line items]
Nominal value per share | € / shares							€ 0.12
Proceeds from sales							€ 261,600,000	282,000,000
Bank fees							€ 16,700,000	18,000,000
Shares sold at the public offering price | € / shares							€ 0.12
Ordinary Shares [member]
Disclosure of classes of share capital [line items]
Number of shares authorized					117,500,000	117,500,000	58,750,000		58,750,000
Nominal value per share | € / shares											€ 0.12	€ 0.01
Number of shares issued and fully paid					54,379,491	54,379,491	52,290,212				9,511,075
Proceeds from sales			€ 64,100,000	$ 70,000,000
Sale of ordinary share | $				$ 6,951,340				$ 593,927
Shares sold at the public offering price | € / shares											€ 0.12	€ 0.01
Ordinary Shares [member] | S V B Leerink [Member]
Disclosure of classes of share capital [line items]
At-the-market program providing for sales from time to time | $		$ 75,000,000
Ordinary Shares [member] | Morgan Stanley & Co. LLC and Leerink Partners LLC [member]
Disclosure of classes of share capital [line items]
Number of shares issued and fully paid							11,125,000
Preferred Shares [member]
Disclosure of classes of share capital [line items]
Number of shares authorized							58,750,000		58,750,000
Pre-funded warrants [member]
Disclosure of classes of share capital [line items]
Nominal value per share | $ / shares										23.99
Shares sold at the public offering price | $ / shares										$ 23.99
Pre-funded warrants [member] | Morgan Stanley & Co. LLC and Leerink Partners LLC [member]
Disclosure of classes of share capital [line items]
Number of shares issued and fully paid							1,375,000